Statement of Income (Including Gross Margin) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		16 Months Ended	25 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Revenue
Expenses
Research and development	724,153	202,173	1,944,818	438,398	708,043	39,870	747,913	2,692,731
General and administrative	485,407	203,367	1,389,102	364,486	547,882	39,575	587,457	1,976,559
Loss from Operations	(1,209,560)	(405,540)	(3,333,920)	(802,884)	(1,255,925)	(79,445)	(1,335,370)	(4,669,290)
Other Expense
Other income (expense)	100		5,800					5,800
Interest expense	(30,108)	(10,492)	(65,583)	(10,492)	(22,619)		(22,619)	(88,202)
Total Other Expense	(30,008)	(10,492)	(59,783)	(10,492)	(22,619)		(22,619)	(82,402)
Loss Before Income Taxes	(1,239,568)	(416,032)	(3,393,703)	(813,376)	(1,278,544)	(79,445)	(1,357,989)	(4,751,692)
Income tax provision			2,095	1,308	1,308		1,308	3,403
Net Loss	$ (1,239,568)	$ (416,032)	$ (3,395,798)	$ (814,684)	$ (1,279,852)	$ (79,445)	$ (1,359,297)	$ (4,755,095)